INCOME TAX CREDIT (Schedule of Net Operating Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 75,957	$ 73,893	$ 85,198
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	62,731	68,132	78,700
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	448	1,000	2,185
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 12,778	$ 4,761	$ 4,313